Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	¥ 154,549	¥ 155,255	¥ 166,669
Change of valuation allowance	3,207	14,306	11,852
Written-off for expiration of net operating losses	(37,761)	(15,012)	(23,266)
Decrease of valuation allowances related to the disposal of a subsidiary
Ending balance	¥ 119,995	¥ 154,549	¥ 155,255